Related Party (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party [Line Items]
Repayments of Related Party Debt	$ 5,127,251	$ 1,153,063
Advanced amount	351,924
Related Party [Member]
Related Party [Line Items]
Proceeds from Related Party Debt	4,683,578	$ 5,266,202	$ 1,768,123
Repayments of Related Party Debt	$ 1,258,835